                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCW Investment Management Company
Address: 865 South Figueroa Street, Suite 1800
         Los Angeles, CA 90017

13F File Number:  28-06683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Linda D. Barker
Title: Senior Vice President
Phone: (213) 244-0694
Signature, Place, and Date of Signing:

       /s/ Linda D. Barker
       -------------------
       Los Angeles, CA
       Date: October 29, 2002

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:
   Form 13F File Number 28-2494
   Name:  The TCW Group, Inc.